Container Purchases	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Container Purchases

(4) Container Purchases

In 2016, the Company concluded two separate purchases totaling approximately 41,100 containers from a third-party owner for total purchase consideration of approximately $71,000. The total purchase price, which was based on the fair value of the assets acquired, was recorded in our net investment in direct financing and sales-type leases. One of the purchases totaling approximately 38,600 containers for total purchase consideration of $55,000 was for containers leased to one of the Company’s customers which subsequently filed for bankruptcy in August 2016, see Note 3 “Insurance Receivable and Impairment”.

In 2017, the Company concluded three separate purchases totaling 19,802 containers that it had been managing for institutional investors, including related net investment in direct financing and sales-type leases, accounts receivable, due from owners, net, accounts payable and accrued expenses for total cash purchase consideration of $19,893. The Company previously managed these fleets for the institutional investors, accordingly, intangible asset for the management rights relinquished amounting to $170 was written-off. The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows and there were no intangible assets recognized related to the leases:

Containers, net	$18,453
Other net assets	1,440
$19,893